CONVERTIBLE DEBT	12 Months Ended
Dec. 31, 2021
Convertible Debt
CONVERTIBLE DEBT

12.	CONVERTIBLE DEBT

On August 13, 2021, the Company, together with Airspan Networks Inc., Holdco, Airspan Networks (SG) Inc., Mimosa, Mimosa Networks International, LLC, Airspan Communications Limited, Airspan Networks LTD, and Airspan Japan K.K., as guarantors, and Fortress, entered into a Senior Secured Convertible Note Purchase and Guarantee Agreement (the “Fortress Convertible Note Agreement”), in order to meet the available cash requirement of the reverse recapitalization described in Note 3. Pursuant to the Fortress Convertible Note Agreement, $50.0 million was funded to the Company in exchange for the issuance of $50.0 million aggregate principal amount of Convertible Notes on August 13, 2021, the date of the reverse recapitalization. The Convertible Notes bear interest at 7.0% per annum (the “Base Rate”), payable quarterly in arrears on March 31, June 30, September 30 and December 31 of each year, beginning on September 30, 2021. The Convertible Notes will mature on December 30, 2024 , unless earlier accelerated, converted, redeemed or repurchased. Under certain circumstances, a default interest will apply following an event of default under the Convertible Notes at a per annum rate equal to the lower of (i) the Base Rate plus 3.75% and (ii) the maximum amount permitted by law. The Convertible Notes are pari passu in right of payment and lien priority and are secured by a security interest in (a) all of the real, personal and mixed property in which liens are granted or purported to be granted pursuant to any of the collateral documents as security for the obligations, (b) all products, proceeds, rents and profits of such property, (c) all of each loan party’s book and records and (d) all of the foregoing whether now owned or existing, in each case excluding certain excluded assets.

On March 29, 2022, the Company and certain of its subsidiaries who are party to the Fortress Convertible Note Agreement entered into a First Amendment and Waiver to Senior Secured Convertible Note Purchase and Guarantee Agreement and Other Note Documents relating to the Fortress Convertible Note Agreement and the Convertible Notes (the “Fortress Convertible Note Agreement Amendment”) to, among other things, amend the financial covenants included in the Fortress Convertible Note Agreement, amend the conversion price of the Convertible Notes and amend the optional redemption provisions of the Convertible Notes.

Prior to the Fortress Convertible Note Agreement Amendment, the Convertible Notes, together with all accrued but unpaid interest thereon, were convertible, in whole or in part, at any time prior to the payment in full of the principal amount thereof (together with all accrued but unpaid interest thereon), into shares of Common Stock at a conversion price equal to $12.50 per share. Pursuant to the Fortress Convertible Note Agreement Amendment, the conversion price with respect to the Convertible Notes was decreased to $8.00 per share. The conversion price with respect to the Convertible Notes is subject to adjustment to reflect stock splits and subdivisions, stock and other dividends and distributions, recapitalizations, reclassifications, combinations and other similar changes in capital structure. The conversion price with respect to the Convertible Notes is also subject to a broad-based weighted average anti-dilution adjustment in the event the Company issues, or is deemed to have issued, shares of Common Stock, other than certain excepted issuances, at a price below the conversion price then in effect. In addition, pursuant to the Fortress Convertible Note Agreement Amendment, if, during the period commencing on and including the date of the Fortress Convertible Note Agreement Amendment and ending on and including the 15-month anniversary of the date of the Fortress Convertible Note Agreement Amendment, there is no 30 consecutive trading day-period during which the average of the daily volume weighted average price of the Common Stock (“Daily VWAP”) for such 30 consecutive trading day-period (after excluding the three highest and the three lowest Daily VWAPs during such period) equals or exceeds $10.00 (as adjusted for stock splits, stock combinations, dividends, distributions, reorganizations, recapitalizations and the like), the conversion price with respect to the Convertible Notes will be reduced to the amount that such conversion price would otherwise have been had the conversion price with respect to the Convertible Notes been $6.00 on the date of the Fortress Convertible Note Agreement Amendment.

The following is the allocation among the freestanding instruments (in thousands) at the issuance date:

Convertible Notes	$41,887
Conversion option derivative	7,474
Call and contingent put derivative	639
Total Convertible Notes	$50,000

As of December 31 2021, the Company had convertible debt outstanding as shown below (in thousands):

December 31, 2021
Convertible Notes	$41,887
Accrued interest(a)	750
Subtotal	42,637
Loan discount costs	(1,294)
Total Convertible Notes	$41,343

(a)	The accrued interest will accrete to principal value by the end of the term, December 30, 2024.

As of December 31, 2021, the Company was not in compliance with all applicable covenants under the Fortress Convertible Note Agreement; however, the Company was granted a waiver from compliance for these covenants as of December 31, 2021. On March 29, 2022, we and certain of our subsidiaries who are party to the Fortress Convertible Note Agreement entered into a First Amendment and Waiver to Senior Secured Convertible Note Purchase and Guarantee Agreement and Other Note Documents relating to the Fortress Convertible Note Agreement and the Convertible Notes to, among other things, amend the financial covenants included in the Fortress Convertible Note Agreement, the conversion price of the Convertible Notes and the optional redemption provisions of the Convertible Notes.